Oppenheimer Diversified Alternatives Fund

Supplement dated September 29, 2014 to the Prospectus and

Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (SAI) of Oppenheimer Diversified Alternatives Fund (the “Fund”) dated January 28, 2014, and is in addition to any other supplement(s).

Effective Immediately:

1.	The tables titled “Shareholder Fees” and “Annual Fund Operating Expenses” on page 3 of the Prospectus are deleted in their entirety and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Other Expenses	0.40%	0.40%	0.40%	0.40%	0.21%
Total Annual Fund Operating Expenses	1.33%	2.08%	1.58%	1.08%	0.89%

1. Expenses have been restated to reflect current fees.

2.	The table following the section titled “Example” on page 3 of the Prospectus is deleted in its entirety and replaced by the following:
If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$703	$975	$1,266	$2,094	$703	$975	$1,266	$2,094
Class C	$313	$658	$1,130	$2,435	$213	$658	$1,130	$2,435
Class R	$262	$503	$867	$1,893	$162	$503	$867	$1,893
Class Y	$111	$345	$599	$1,324	$111	$345	$599	$1,324
Class I	$91	$285	$495	$1,101	$91	$285	$495	$1,101

Effective November 28, 2014:

1.	The Fund’s name is changed to Oppenheimer Global Multi-Alternatives Fund.

2.	The following is added to the section titled “Principal Investment Strategies” on page 3 of the Prospectus:

Under normal market conditions, the Fund will invest a substantial portion of its assets in Underlying Funds that invest in a number of different countries throughout the world, including the U.S.

September 29, 2014	PS1132.006